FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Tables)	12 Months Ended
Aug. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Disclosure of foreign currency risk [Table Text Block]
Year ended	August 31, 2025	August 31, 2024

Cash (Rand)	$48	$529
Cash (USD)	265	3,147
Short-term investments (USD)	11,288	-
Accounts receivable (Rand)	100	197
Accounts payable (Rand)	155	328